BANK BORROWINGS	9 Months Ended
Sep. 30, 2013
BANK BORROWINGS
5.	BANK BORROWINGS

	As of December 31,	As of September 30,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
		(unaudited)
Total bank borrowings	3,914,682	3,787,045	618,799

Comprised of:
Short-term	1,162,372	1,057,333	172,767
Long-term, current portion	467,204	209,032	34,156

	1,629,576	1,266,365	206,923
Long-term, non-current portion	2,285,106	2,520,680	411,876

	3,914,682	3,787,045	618,799

The short-term bank borrowings outstanding as of December 31, 2012 and September 30, 2013 bore an average interest rate of 4.204% and 3.688% per annum, respectively, and were denominated in RMB and US$. These borrowings were obtained from financial institutions and have terms of one month to one year.

The long-term bank borrowings outstanding as of December 31, 2012 and September 30, 2013 bore an average interest rate of 4.245% and 3.609% per annum, respectively, and were denominated in RMB and US$. These borrowings were obtained from financial institutions.

The Group breached certain bank covenants on its long-term borrowing agreement with KDB Asia Limited (as the lead lenders in the agreement) as of the assessment date of June 30, 2013. In September 2013, the Group obtained waiver letters from KDB Asia Limited as remedies for the breach of the loan covenants as of June 30, 2013 and it is probable that the Group will be able to cure the default at measurement dates that are within the next 12 months. Consequently, RMB1,106,640,000 (US$180,823,529) under the bank borrowing agreements with KDB Asia Limited continue to be classified as non-current as of September 30, 2013.

The current and non-current portions of long-term bank borrowings as of September 30, 2013 will be due in installments between the periods of October 1, 2013 to September 30, 2014 and October 1, 2014 to September 30, 2016, respectively.

As of September 30, 2013, the maturities of these long-term bank borrowings were as follows:

	As of September 30,
	2013	2013
	(RMB’000)	(US$’000)
	(unaudited)
Within 1 year	209,032	34,156
Between 1 and 2 years	1,573,888	257,171
Between 2 and 3 years	946,792	154,705

Bank borrowings as of December 31, 2012 and September 30, 2012 were secured/guaranteed by the following:

December 31, 2012

Amount	Secured/guaranteed by

(RMB’000)
1,131,390	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)
1,003,782	Guaranteed by the Company and other subsidiaries of the Group
634,773	Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group’s premises and land use rights with net book value of RMB53,127,000 and RMB22,660,000, respectively
628,550	Guaranteed by the Group’s plant and machinery with net book value of RMB364,783,000
404,305	Jointly guaranteed by (i) the Company, and (ii) the Group’s premises and land use rights with net book value of RMB56,259,000 and RMB33,416,000, respectively
111,882	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,914,682

September 30, 2013

Amount	Secured/guaranteed by

(RMB’000)
(Unaudited)
1,721,440	Guaranteed by Hanwha Chemical
614,386	Guaranteed by the Company and other subsidiaries of the Group
594,143	Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group’s premises with net book value of RMB68,382,000 (US$11,173,529)
614,800	Guaranteed by the Group’s plant and machinery with net book value of RMB332,601,000 (US$54,346,569)
242,276	Jointly guaranteed by (i) the Company, and (ii) the Group’s premises and land use rights with net book value of RMB56,365,000 (US$9,209,967) and RMB32,904,000 (US$5,376,471), respectively

3,787,045